Net trading income (losses) (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of trading income (expense) [Abstract]
Schedule of Net Trading Income (Expense)

	2023 £m	2022 £m	2021 £m
Net gains (losses) on financial assets and liabilities at fair value through profit or loss:
Net gains (losses) on financial instruments held for trading[1]	406	(1,049)	141
Net gains (losses) on other financial instruments mandatorily held at fair value through profit or loss	16,653	(17,210)	15,943
Net losses on financial liabilities designated at fair value through profit or loss[2]	(341)	(154)	(65)
	16,718	(18,413)	16,019
Foreign exchange	1,418	(1,063)	606
Investment property (losses) gains (note 27)	(87)	(511)	575
Net trading income (losses)	18,049	(19,987)	17,200
1    Includes hedge ineffectiveness in respect of fair value hedges (2023: loss of £267 million; 2022: loss of £41 million; 2021: gain of £177 million) and cash flow hedges (2023: gain of £19 million; 2022: loss of £10 million; 2021: loss of £69 million).
2    Excludes gains and losses arising from non-participating investment contracts, which are presented separately on the face of the income statement.